Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 33.1%
		Basic Materials: 0.6%
200,000	(1)	Anglo American Capital PLC, 4.125%, 04/15/2021	$ 200,166	0.1
430,000		Eastman Chemical Co., 3.500%, 12/01/2021	438,837	0.1
500,000	(1)	Georgia-Pacific LLC, 1.750%, 09/30/2025	509,036	0.1
300,000		LYB International Finance III LLC, 2.875%, 05/01/2025	316,973	0.1
280,000		Nucor Corp., 2.000%, 06/01/2025	287,532	0.1
425,000		Nutrien Ltd., 3.150%, 10/01/2022	438,833	0.1
			2,191,377	0.6

		Communications: 2.2%
560,000		Alibaba Group Holding Ltd., 2.800%, 06/06/2023	584,465	0.1
370,000		AT&T, Inc., 1.700%, 03/25/2026	370,046	0.1
335,000		AT&T, Inc., 4.050%, 12/15/2023	366,180	0.1
472,000		Bell Canada, 0.750%, 03/17/2024	471,582	0.1
684,000		Booking Holdings, Inc., 4.100%, 04/13/2025	762,865	0.2
500,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/2022	521,593	0.1
599,000		Fox Corp., 4.030%, 01/25/2024	650,986	0.2
280,000		Interpublic Group of Cos, Inc./The, 3.750%, 10/01/2021	284,707	0.1
653,000	(1)	NTT Finance Corp., 0.583%, 03/01/2024	650,847	0.2
920,000		Omnicom Group, Inc. / Omnicom Capital, Inc., 3.625%, 05/01/2022	951,933	0.2
185,000	(1)	Sky Ltd., 3.125%, 11/26/2022	193,161	0.1
408,000	(1)	T-Mobile USA, Inc., 3.500%, 04/15/2025	440,591	0.1
405,000		TWDC Enterprises 18 Corp., 2.125%, 09/13/2022	415,367	0.1
600,000		TWDC Enterprises 18 Corp., 2.450%, 03/04/2022	612,211	0.2
471,000		Verizon Communications, Inc., 0.850%, 11/20/2025	461,244	0.1
500,000		Verizon Communications, Inc., 2.450%, 11/01/2022	513,609	0.1
472,000		Verizon Communications, Inc., 3.500%, 11/01/2024	512,577	0.1
			8,763,964	2.2

		Consumer, Cyclical: 2.2%
358,000	(1)	7-Eleven, Inc., 0.950%, 02/10/2026	348,974	0.1
433,000		American Honda Finance Corp., 0.650%, 09/08/2023	434,011	0.1
509,000		American Honda Finance Corp., 0.875%, 07/07/2023	512,724	0.1
390,000		American Honda Finance Corp., 2.050%, 01/10/2023	401,068	0.1
236,000	(1)	BMW US Capital LLC, 0.800%, 04/01/2024	236,232	0.1
400,000	(1)	BMW US Capital LLC, 3.400%, 08/13/2021	404,532	0.1
431,000	(1)	BMW US Capital LLC, 3.900%, 04/09/2025	475,558	0.1
460,000	(1)	Daimler Finance North America LLC, 3.400%, 02/22/2022	472,113	0.1
250,000		Delta Air Lines 2019-1 Class A Pass Through Trust, 3.404%, 10/25/2025	252,134	0.1
186,190		Delta Air Lines 2020-1 Class A Pass Through Trust, 2.500%, 12/10/2029	189,073	0.0
256,000	(1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.500%, 10/20/2025	273,416	0.1
466,000		General Motors Financial Co., Inc., 1.700%, 08/18/2023	474,864	0.1
446,000	(1)	Nissan Motor Co. Ltd., 3.522%, 09/17/2025	472,749	0.1
536,000		PACCAR Financial Corp., 0.350%, 08/11/2023	535,558	0.1
450,000	(1)	Panasonic Corp., 2.536%, 07/19/2022	460,646	0.1
623,000		Ross Stores, Inc., 4.600%, 04/15/2025	699,597	0.2
330,000	(1)	Toyota Industries Corp., 3.110%, 03/12/2022	337,901	0.1
474,000		Toyota Motor Corp., 0.681%, 03/25/2024	474,100	0.1
742,000		Toyota Motor Credit Corp., 0.500%, 08/14/2023	742,506	0.2
256,659		US Airways 2012-1 Class A Pass Through Trust, 5.900%, 04/01/2026	266,645	0.1
276,000		WW Grainger, Inc., 1.850%, 02/15/2025	284,614	0.1
			8,749,015	2.2

		Consumer, Non-cyclical: 5.1%
640,000		AbbVie, Inc., 2.300%, 11/21/2022	658,716	0.2
517,000		AbbVie, Inc., 2.600%, 11/21/2024	545,828	0.1
165,000		AbbVie, Inc., 2.900%, 11/06/2022	171,163	0.0
83,000		AbbVie, Inc., 3.375%, 11/14/2021	84,528	0.0
850,000		AbbVie, Inc., 3.450%, 03/15/2022	869,722	0.2
500,000		Altria Group, Inc., 2.350%, 05/06/2025	518,814	0.1
326,000		AmerisourceBergen Corp., 0.737%, 03/15/2023	326,325	0.1
293,000		Anheuser-Busch InBev Worldwide, Inc., 4.150%, 01/23/2025	325,782	0.1
385,000		Anthem, Inc., 3.500%, 08/15/2024	416,472	0.1
644,000		BAT International Finance PLC, 1.668%, 03/25/2026	637,871	0.2

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

426,000		Becton Dickinson and Co., 2.894%, 06/06/2022	437,111	0.1
386,000		Boston Scientific Corp., 1.900%, 06/01/2025	396,591	0.1
506,000		Bristol-Myers Squibb Co., 0.750%, 11/13/2025	498,657	0.1
355,000		Bristol-Myers Squibb Co., 2.600%, 05/16/2022	364,177	0.1
587,000		Bunge Ltd. Finance Corp., 1.630%, 08/17/2025	587,740	0.2
546,000		Cardinal Health, Inc., 2.616%, 06/15/2022	559,029	0.1
219,000	(1)	Cargill, Inc., 1.375%, 07/23/2023	223,576	0.1
274,000		Cigna Corp., 1.250%, 03/15/2026	270,681	0.1
394,000		Constellation Brands, Inc., 3.200%, 02/15/2023	412,383	0.1
187,000		CVS Health Corp., 3.700%, 03/09/2023	198,511	0.1
685,000		DH Europe Finance II Sarl, 2.050%, 11/15/2022	702,587	0.2
250,000		Diageo Capital PLC, 1.375%, 09/29/2025	252,483	0.1
359,000		Element Fleet Management Corp., 1.600%, 04/06/2024	358,580	0.1
153,000		Evernorth Health, Inc., 3.900%, 02/15/2022	157,353	0.0
900,000		General Mills, Inc., 3.150%, 12/15/2021	911,525	0.2
411,000		Gilead Sciences, Inc., 0.750%, 09/29/2023	411,517	0.1
770,000		Gilead Sciences, Inc., 1.950%, 03/01/2022	780,597	0.2
458,000		Global Payments, Inc., 1.200%, 03/01/2026	451,187	0.1
417,000		Hershey Co/The, 0.900%, 06/01/2025	413,578	0.1
446,000		Illumina, Inc., 0.550%, 03/23/2023	445,842	0.1
370,000	(1)	Imperial Brands Finance PLC, 3.750%, 07/21/2022	382,364	0.1
715,000		Keurig Dr Pepper, Inc., 3.551%, 05/25/2021	718,252	0.2
140,000		Keurig Dr Pepper, Inc., 4.057%, 05/25/2023	150,250	0.0
400,000		Laboratory Corp. of America Holdings, 3.600%, 02/01/2025	433,059	0.1
440,000	(1)	Mondelez International Holdings Netherlands BV, 2.125%, 09/19/2022	450,959	0.1
633,000	(1)	Mylan, Inc., 3.125%, 01/15/2023	659,828	0.2
345,000		PayPal Holdings, Inc., 2.200%, 09/26/2022	354,118	0.1
875,000	(1)	Royalty Pharma PLC, 0.750%, 09/02/2023	874,652	0.2
486,000	(1)	Seven & i Holdings Co. Ltd., 3.350%, 09/17/2021	492,191	0.1
702,000		Stryker Corp., 0.600%, 12/01/2023	702,524	0.2
200,000	(1)	Takeda Pharmaceutical Co. Ltd., 2.450%, 01/18/2022	202,725	0.1
165,000		UnitedHealth Group, Inc., 2.375%, 08/15/2024	173,838	0.0
750,000	(1)	Viatris, Inc., 1.650%, 06/22/2025	753,398	0.2
555,000		Zoetis, Inc., 3.250%, 08/20/2021	560,875	0.1
			20,297,959	5.1

		Energy: 2.1%
210,000	(1)	BG Energy Capital PLC, 4.000%, 10/15/2021	214,008	0.1
569,000		BP Capital Markets America, Inc., 3.216%, 11/28/2023	607,160	0.2
580,000		Canadian Natural Resources Ltd., 2.050%, 07/15/2025	587,079	0.2
500,000		Chevron USA, Inc., 0.426%, 08/11/2023	501,248	0.1
450,000		Diamondback Energy, Inc., 0.900%, 03/24/2023	450,341	0.1
834,000		Energy Transfer Operating L.P., 4.250%, 03/15/2023	880,890	0.2
469,000		Equinor ASA, 2.875%, 04/06/2025	501,158	0.1
355,000		Exxon Mobil Corp., 2.992%, 03/19/2025	380,692	0.1
350,000		Husky Energy, Inc., 3.950%, 04/15/2022	358,249	0.1
770,000		Kinder Morgan Energy Partners L.P., 5.000%, 10/01/2021	778,316	0.2
405,000		Marathon Petroleum Corp., 5.125%, 04/01/2024	408,541	0.1
326,000		Phillips 66, 3.850%, 04/09/2025	357,545	0.1
495,000		Pioneer Natural Resources Co., 1.125%, 01/15/2026	486,427	0.1
519,000		Shell International Finance BV, 0.375%, 09/15/2023	519,796	0.1
433,000		Valero Energy Corp., 1.200%, 03/15/2024	434,618	0.1
210,000		Valero Energy Corp., 2.850%, 04/15/2025	219,707	0.1
467,000		Williams Cos, Inc./The, 4.550%, 06/24/2024	514,946	0.1
			8,200,721	2.1

		Financial: 14.0%
410,000		Aflac, Inc., 1.125%, 03/15/2026	406,977	0.1
525,000	(1)	AIG Global Funding, 0.900%, 09/22/2025	511,515	0.1
536,000		American Express Co., 2.500%, 07/30/2024	566,154	0.1
1,000,000		American Express Co., 3.375%, 05/17/2021	1,000,923	0.3
247,000		American International Group, Inc., 3.750%, 07/10/2025	269,953	0.1
258,000		American Tower Corp., 3.500%, 01/31/2023	271,619	0.1
234,000		Ameriprise Financial, Inc., 3.000%, 04/02/2025	249,333	0.1
485,000		Ameriprise Financial, Inc., 4.000%, 10/15/2023	527,245	0.1
440,000		Assurant, Inc., 4.200%, 09/27/2023	476,719	0.1
284,000	(1)	Athene Global Funding, 2.550%, 06/29/2025	294,429	0.1
294,000	(1)	Aviation Capital Group LLC, 5.500%, 12/15/2024	329,005	0.1

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

400,000		Banco Santander SA, 3.500%, 04/11/2022	412,127	0.1
629,000	(2)	Bank of America Corp., 0.810%, 10/24/2024	630,877	0.2
425,000	(2)	Bank of America Corp., 0.981%, 09/25/2025	424,184	0.1
496,000	(2)	Bank of America Corp., 2.015%, 02/13/2026	508,310	0.1
916,000	(2)	Bank of America Corp., 3.004%, 12/20/2023	953,000	0.2
405,000	(2)	Bank of America Corp., 3.499%, 05/17/2022	406,514	0.1
280,000		Bank of New York Mellon Corp./The, 1.600%, 04/24/2025	285,516	0.1
432,000		Bank of Nova Scotia/The, 0.550%, 09/15/2023	432,246	0.1
335,000		Bank of Nova Scotia/The, 1.950%, 02/01/2023	344,474	0.1
355,000	(1)	Banque Federative du Credit Mutuel SA, 2.125%, 11/21/2022	364,943	0.1
285,000	(2)	Barclays PLC, 1.007%, 12/10/2024	284,878	0.1
625,000		BBVA USA, 3.500%, 06/11/2021	627,031	0.2
308,000		Berkshire Hathaway, Inc., 3.125%, 03/15/2026	335,531	0.1
420,000	(1)	BPCE SA, 1.000%, 01/20/2026	410,123	0.1
250,000	(1)	BPCE SA, 2.750%, 01/11/2023	259,922	0.1
350,000		Brookfield Finance, Inc., 4.000%, 04/01/2024	380,410	0.1
503,000		Canadian Imperial Bank of Commerce, 0.500%, 12/14/2023	501,226	0.1
386,000		Canadian Imperial Bank of Commerce, 0.950%, 06/23/2023	389,545	0.1
270,000	(2)	Canadian Imperial Bank of Commerce, 2.606%, 07/22/2023	277,288	0.1
720,000		Capital One Financial Corp., 3.200%, 01/30/2023	754,138	0.2
261,000		Charles Schwab Corp./The, 0.750%, 03/18/2024	262,517	0.1
1,000,000		Citibank NA, 3.400%, 07/23/2021	1,006,964	0.3
388,000	(2)	Citigroup, Inc., 1.678%, 05/15/2024	396,109	0.1
680,000	(2)	Citigroup, Inc., 2.312%, 11/04/2022	687,316	0.2
582,000		Citigroup, Inc., 2.900%, 12/08/2021	591,344	0.1
107,000	(2)	Citigroup, Inc., 3.106%, 04/08/2026	114,305	0.0
1,573,000		Cooperatieve Rabobank UA, 3.950%, 11/09/2022	1,656,875	0.4
233,000		Credit Suisse AG/New York NY, 2.950%, 04/09/2025	247,130	0.1
1,246,000		Credit Suisse AG/New York NY, 3.625%, 09/09/2024	1,350,941	0.3
355,000	(1)	Danske Bank A/S, 2.000%, 09/08/2021	357,580	0.1
455,000	(1),(2)	Danske Bank A/S, 3.001%, 09/20/2022	459,659	0.1
467,000	(2)	Deutsche Bank AG/New York NY, 2.222%, 09/18/2024	479,647	0.1
459,000		Discover Financial Services, 3.950%, 11/06/2024	500,608	0.1
355,000	(1)	DNB Bank ASA, 2.150%, 12/02/2022	366,191	0.1
388,000		Federal Realty Investment Trust, 3.950%, 01/15/2024	421,369	0.1
305,000	(1)	Federation des Caisses Desjardins du Quebec, 2.050%, 02/10/2025	313,793	0.1
487,000	(2)	Goldman Sachs Group, Inc./The, 0.673%, 03/08/2024	486,804	0.1
531,000	(2)	HSBC Holdings PLC, 1.645%, 04/18/2026	531,636	0.1
287,000		ING Groep NV, 3.150%, 03/29/2022	294,952	0.1
580,000		Intercontinental Exchange, Inc., 0.700%, 06/15/2023	581,555	0.1
800,000		Intercontinental Exchange, Inc., 3.450%, 09/21/2023	853,793	0.2
459,000	(2)	JPMorgan Chase & Co., 0.563%, 02/16/2025	455,781	0.1
389,000	(2)	JPMorgan Chase & Co., 1.514%, 06/01/2024	397,199	0.1
354,000	(2)	JPMorgan Chase & Co., 2.083%, 04/22/2026	363,792	0.1
460,000	(2)	JPMorgan Chase & Co., 2.776%, 04/25/2023	471,213	0.1
280,000		JPMorgan Chase & Co., 3.200%, 01/25/2023	294,193	0.1
624,000	(2)	Lloyds Banking Group PLC, 0.695%, 05/11/2024	624,054	0.2
425,000		Lloyds Banking Group PLC, 3.000%, 01/11/2022	433,387	0.1
176,000	(2)	Lloyds Banking Group PLC, 3.870%, 07/09/2025	191,682	0.0
480,000	(1)	LSEGA Financing PLC, 0.650%, 04/06/2024	478,799	0.1
460,000		Marsh & McLennan Cos, Inc., 4.050%, 10/15/2023	497,194	0.1
330,000	(1)	Metropolitan Life Global Funding I, 1.950%, 01/13/2023	339,015	0.1
430,000	(2)	Mitsubishi UFJ Financial Group, Inc., 0.848%, 09/15/2024	430,592	0.1
323,000		Mitsubishi UFJ Financial Group, Inc., 1.412%, 07/17/2025	322,979	0.1
464,000		Mitsubishi UFJ Financial Group, Inc., 2.190%, 09/13/2021	467,888	0.1
200,000		Mitsubishi UFJ Financial Group, Inc., 2.623%, 07/18/2022	205,626	0.0
820,000		Mizuho Financial Group, Inc., 0.818%, (US0003M + 0.630%), 05/25/2024	824,034	0.2
392,000	(2)	Mizuho Financial Group, Inc., 0.849%, 09/08/2024	392,962	0.1
304,000	(2)	Mizuho Financial Group, Inc., 2.555%, 09/13/2025	318,229	0.1
320,000	(1)	Mizuho Financial Group, Inc., 2.632%, 04/12/2021	320,147	0.1
845,000		Morgan Stanley, 3.750%, 02/25/2023	896,201	0.2

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

496,000		Morgan Stanley, 4.000%, 07/23/2025	550,768	0.1
1,566,000		Morgan Stanley, 5.500%, 07/28/2021	1,591,838	0.4
330,000		MUFG Union Bank NA, 2.100%, 12/09/2022	339,033	0.1
250,000		MUFG Union Bank NA, 3.150%, 04/01/2022	256,614	0.1
350,000	(1)	National Securities Clearing Corp., 1.200%, 04/23/2023	355,509	0.1
250,000	(1)	National Securities Clearing Corp., 1.500%, 04/23/2025	252,612	0.1
399,000	(1)	Nationwide Building Society, 2.000%, 01/27/2023	410,340	0.1
417,000	(2)	Natwest Group PLC, 2.359%, 05/22/2024	430,455	0.1
244,000		Natwest Group PLC, 3.875%, 09/12/2023	261,752	0.1
293,000	(1)	Nordea Bank Abp, 0.750%, 08/28/2025	286,475	0.1
345,000	(1)	Nordea Bank ABP, 4.875%, 05/13/2021	346,677	0.1
498,000	(1)	Pacific Life Global Funding II, 0.500%, 09/23/2023	497,189	0.1
470,000		PNC Financial Services Group, Inc./The, 3.500%, 01/23/2024	507,099	0.1
590,000		Reinsurance Group of America, Inc., 5.000%, 06/01/2021	594,260	0.1
495,000	(1)	Reliance Standard Life Global Funding II, 2.150%, 01/21/2023	508,372	0.1
444,000		Royal Bank of Canada, 0.500%, 10/26/2023	444,524	0.1
225,000		Royal Bank of Canada, 0.854%, (US0003M + 0.660%), 10/05/2023	227,745	0.1
384,000		Royal Bank of Canada, 1.150%, 06/10/2025	383,958	0.1
280,000		Royal Bank of Canada, 1.600%, 04/17/2023	286,866	0.1
345,000		Royal Bank of Canada, 1.950%, 01/17/2023	354,581	0.1
553,000		Royal Bank of Canada, 3.700%, 10/05/2023	596,588	0.1
320,000		Santander Holdings USA, Inc., 4.450%, 12/03/2021	327,265	0.1
324,000	(1)	Scentre Group Trust 1 / Scentre Group Trust 2, 3.625%, 01/28/2026	350,235	0.1
954,000	(1)	Skandinaviska Enskilda Banken AB, 0.550%, 09/01/2023	954,377	0.2
402,000	(1),(2)	Standard Chartered PLC, 0.991%, 01/12/2025	400,026	0.1
320,000		Sumitomo Mitsui Financial Group, Inc., 2.348%, 01/15/2025	332,327	0.1
355,000		Sumitomo Mitsui Financial Group, Inc., 2.696%, 07/16/2024	375,495	0.1
800,000	(1)	Svenska Handelsbanken AB, 0.625%, 06/30/2023	803,148	0.2
425,000	(1)	Swedbank AB, 0.600%, 09/25/2023	424,783	0.1
525,000	(1),(3)	Swiss Re Treasury US Corp., 2.875%, 12/06/2022	541,809	0.1
701,000		Toronto-Dominion Bank/The, 0.450%, 09/11/2023	700,543	0.2
612,000		Toronto-Dominion Bank/The, 0.550%, 03/04/2024	611,449	0.2
821,000		Toronto-Dominion Bank/The, 1.150%, 06/12/2025	822,059	0.2
799,000		Truist Bank, 1.250%, 03/09/2023	813,394	0.2
351,000	(1)	UBS AG/London, 1.750%, 04/21/2022	355,907	0.1
600,000	(1),(2)	UBS Group AG, 1.008%, 07/30/2024	603,834	0.2
565,000	(1),(2)	UBS Group AG, 2.859%, 08/15/2023	582,596	0.1
280,000	(1)	USAA Capital Corp., 1.500%, 05/01/2023	286,134	0.1
444,000	(2)	Wells Fargo & Co., 1.654%, 06/02/2024	453,710	0.1
205,000	(2)	Wells Fargo & Co., 2.406%, 10/30/2025	214,239	0.1
880,000		Wells Fargo Bank NA, 3.625%, 10/22/2021	893,809	0.2
409,000		XLIT Ltd., 4.450%, 03/31/2025	456,408	0.1
			55,359,012	14.0

		Industrial: 2.2%
388,000		Boeing Co/The, 4.875%, 05/01/2025	432,334	0.1
423,000		Caterpillar Financial Services Corp., 0.650%, 07/07/2023	425,236	0.1
380,000		Caterpillar Financial Services Corp., 3.650%, 12/07/2023	413,138	0.1
350,000		FedEx Corp., 3.400%, 01/14/2022	358,236	0.1
175,000		FedEx Corp., 3.800%, 05/15/2025	192,526	0.1
223,000		General Dynamics Corp., 3.250%, 04/01/2025	241,598	0.1
392,000	(1)	Graphic Packaging International LLC, 0.821%, 04/15/2024	391,163	0.1
386,000		Honeywell International, Inc., 1.350%, 06/01/2025	391,805	0.1
335,000	(3)	John Deere Capital Corp., 2.050%, 01/09/2025	348,686	0.1
348,000	(1)	Penske Truck Leasing Co. Lp / PTL Finance Corp., 3.650%, 07/29/2021	350,677	0.1
500,000		Raytheon Technologies Corp., 3.200%, 03/15/2024	534,575	0.1
435,000		Raytheon Technologies Corp., 3.700%, 12/15/2023	467,853	0.1
400,000		Republic Services, Inc., 2.500%, 08/15/2024	421,064	0.1
350,000		Roper Technologies, Inc., 0.450%, 08/15/2022	349,924	0.1
430,000		Roper Technologies, Inc., 3.125%, 11/15/2022	445,789	0.1
480,000	(1)	Siemens Financieringsmaatschappij NV, 0.650%, 03/11/2024	480,016	0.1

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

473,000		Teledyne Technologies, Inc., 0.950%, 04/01/2024	471,347	0.1
950,000		United Parcel Service, Inc., 2.050%, 04/01/2021	950,000	0.3
506,000		WestRock RKT LLC, 4.000%, 03/01/2023	533,109	0.1
480,000		WestRock RKT LLC, 4.900%, 03/01/2022	498,861	0.1
			8,697,937	2.2

		Technology: 1.4%
233,000		Analog Devices, Inc., 2.950%, 04/01/2025	247,849	0.1
157,000		Apple, Inc., 0.700%, 02/08/2026	154,096	0.1
449,000		Apple, Inc., 2.750%, 01/13/2025	478,314	0.1
500,000		Broadcom, Inc., 3.150%, 11/15/2025	533,255	0.1
457,000		Fidelity National Information Services, Inc., 0.600%, 03/01/2024	454,549	0.1
445,000		Fiserv, Inc., 2.750%, 07/01/2024	470,453	0.1
398,000		HP, Inc., 2.200%, 06/17/2025	411,193	0.1
245,000		Intel Corp., 3.700%, 07/29/2025	270,387	0.1
473,000		Oracle Corp., 1.650%, 03/25/2026	476,958	0.1
288,000		Oracle Corp., 2.500%, 04/01/2025	302,833	0.1
875,000		salesforce.com, Inc., 3.250%, 04/11/2023	924,672	0.2
428,000		VMware, Inc., 2.950%, 08/21/2022	441,486	0.1
424,000		VMware, Inc., 4.500%, 05/15/2025	473,345	0.1
			5,639,390	1.4

		Utilities: 3.3%
502,000		American Electric Power Co., Inc., 0.750%, 11/01/2023	502,210	0.1
425,000		Arizona Public Service Co., 3.350%, 06/15/2024	456,546	0.1
568,000		Atmos Energy Corp., 0.625%, 03/09/2023	568,251	0.1
425,000		Avangrid, Inc., 3.200%, 04/15/2025	455,449	0.1
500,000	(1)	Dominion Energy, Inc., 2.450%, 01/15/2023	517,335	0.1
525,000	(2)	Dominion Energy, Inc., 2.715%, 08/15/2021	529,445	0.1
875,000		DTE Energy Co., 2.600%, 06/15/2022	895,882	0.2
385,000		Duke Energy Ohio, Inc., 3.800%, 09/01/2023	411,608	0.1
290,000		Duke Energy Progress LLC, 3.375%, 09/01/2023	308,871	0.1
329,000		Entergy Corp., 0.900%, 09/15/2025	321,551	0.1
250,000		Entergy Louisiana LLC, 3.300%, 12/01/2022	259,867	0.1
250,000		Entergy Louisiana LLC, 4.050%, 09/01/2023	268,925	0.1
255,000		Evergy, Inc., 4.850%, 06/01/2021	255,000	0.1
380,000		FirstEnergy Corp., 4.750%, 03/15/2023	400,577	0.1
72,000		IPALCO Enterprises, Inc., 3.700%, 09/01/2024	77,891	0.0
835,000		National Rural Utilities Cooperative Finance Corp., 2.300%, 09/15/2022	855,527	0.2
293,000		NextEra Energy Capital Holdings, Inc., 2.750%, 05/01/2025	309,919	0.1
215,000		NextEra Energy Capital Holdings, Inc., 3.150%, 04/01/2024	229,284	0.1
325,000	(1)	Niagara Mohawk Power Corp., 2.721%, 11/28/2022	336,087	0.1
378,000		ONE Gas, Inc., 0.850%, 03/11/2023	378,314	0.1
485,000		Public Service Electric and Gas Co., 3.750%, 03/15/2024	522,411	0.1
335,000		Public Service Enterprise Group, Inc., 0.800%, 08/15/2025	326,212	0.1
365,000	(3)	San Diego Gas & Electric Co., 3.000%, 08/15/2021	368,644	0.1
369,000		Southern California Edison Co., 2.400%, 02/01/2022	373,930	0.1
330,000		Southern Co. Gas Capital Corp., 2.450%, 10/01/2023	343,807	0.1
384,000		Southern Co. Gas Capital Corp., 3.250%, 06/15/2026	414,899	0.1
646,000		Southern Co/The, 0.600%, 02/26/2024	642,366	0.2
259,000		WEC Energy Group, Inc., 0.550%, 09/15/2023	258,624	0.1
150,000		Wisconsin Power and Light Co., 2.250%, 11/15/2022	153,647	0.0
610,000		Wisconsin Public Service Corp., 3.350%, 11/21/2021	621,485	0.1
658,000		Xcel Energy, Inc., 0.500%, 10/15/2023	657,779	0.2
			13,022,343	3.3

	Total Corporate Bonds/Notes
	(Cost $128,901,872)		130,921,718	33.1

COLLATERALIZED MORTGAGE OBLIGATIONS: 5.7%
1,396,191		Fannie Mae REMICS 2006-43-FJ, 0.519%, (US0001M + 0.410%), 06/25/2036	1,408,385	0.4
531,840		Fannie Mae REMICS 2007-14 PF, 0.299%, (US0001M + 0.190%), 03/25/2037	532,489	0.1
343,113		Fannie Mae REMICS 2010-123 FL, 0.539%, (US0001M + 0.430%), 11/25/2040	346,525	0.1
1,016,011		Fannie Mae REMICS 2010-136 FG, 0.609%, (US0001M + 0.500%), 12/25/2030	1,012,570	0.3
1,352,785		Fannie Mae REMICS 2011-51 FM, 0.759%, (US0001M + 0.650%), 06/25/2041	1,377,348	0.3
1,573,612		Fannie Mae REMICS 2011-68 F, 0.379%, (US0001M + 0.270%), 07/25/2031	1,568,632	0.4

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

137,804		Fannie Mae REMICS 2011-96 FN, 0.609%, (US0001M + 0.500%), 10/25/2041	139,696	0.0
66,440	(1),(2)	Flagstar Mortgage Trust 2017-2 A3, 3.500%, 10/25/2047	67,177	0.0
638,237	(1),(2)	Flagstar Mortgage Trust 2020-2 A2, 3.000%, 12/25/2049	640,973	0.2
297,830	(2)	Freddie Mac Whole Loan Securities Trust 2016-SC02 M1, 3.606%, 10/25/2046	303,777	0.1
759,601		Freddie Mac REMICS 3626 FA, 0.756%, (US0001M + 0.650%), 05/15/2036	772,753	0.2
461,137		Freddie Mac REMICS 4508 CF, 0.506%, (US0001M + 0.400%), 09/15/2045	466,060	0.1
2,283,103		Ginnie Mae Series 2012-H31 FD, 0.460%, (US0001M + 0.340%), 12/20/2062	2,286,187	0.6
1,384,083		Ginnie Mae Series 2014-H05 FB, 0.720%, (US0001M + 0.600%), 12/20/2063	1,392,634	0.3
3,005,838		Ginnie Mae Series 2016-H06 FD, 1.040%, (US0001M + 0.920%), 07/20/2065	3,064,536	0.8
816,258		Ginnie Mae Series 2016-H08 FT, 0.840%, (US0001M + 0.720%), 02/20/2066	822,505	0.2
685,494		Ginnie Mae Series 2017-H09 FG, 0.590%, (US0001M + 0.470%), 03/20/2067	689,021	0.2
743,823		Ginnie Mae Series 2018-H04 FM, 0.420%, (US0001M + 0.300%), 03/20/2068	744,145	0.2
1,588,970		Ginnie Mae Series 2019-H02 FA, 0.570%, (US0001M + 0.450%), 01/20/2069	1,598,495	0.4
102,212	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 A1, 3.500%, 03/25/2050	104,732	0.0
564,293	(1),(2)	JP Morgan Mortgage Trust 2019-INV3 A3, 3.500%, 05/25/2050	581,635	0.1
900,000	(1)	Mello Warehouse Securitization Trust 2020-1 A, 1.009%, (US0001M + 0.900%), 10/25/2053	901,074	0.2
450,000	(1)	Mello Warehouse Securitization Trust 2020-2 A, 0.909%, (US0001M + 0.800%), 11/25/2053	450,850	0.1
286,009	(1),(2)	Sequoia Mortgage Trust 2014-3 B3, 3.954%, 10/25/2044	296,127	0.1
295,709	(1),(2)	Sequoia Mortgage Trust 2014-4 B3, 3.877%, 11/25/2044	304,383	0.1
237,391	(1),(2)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 02/25/2048	242,252	0.1
141,970	(2)	WaMu Mortgage Pass-Through Certificates Series 2004-AR4 A6 Trust, 2.906%, 06/25/2034	143,551	0.0
457,143	(1),(2)	Wells Fargo Mortgage Backed Securities 2020-1 A17 Trust, 3.000%, 12/25/2049	463,225	0.1

	Total Collateralized Mortgage Obligations
	(Cost $22,605,185)		22,721,737	5.7

U.S. TREASURY OBLIGATIONS: 24.2%
		U.S. Treasury Notes: 24.2%
4,387,400		0.125%,03/31/2023	4,384,658	1.1
30,306,100		0.250%,03/15/2024	30,226,783	7.6
90,000		0.750%,03/31/2026	89,223	0.0
721,000		1.250%,03/31/2028	713,621	0.2
21,204,900		1.500%,11/30/2021	21,408,431	5.4
1,518,800		1.625%,12/31/2021	1,536,595	0.4
36,789,000		1.750%,03/31/2022	37,404,905	9.5

	Total U.S. Treasury Obligations
	(Cost $95,729,914)		95,764,216	24.2

COMMERCIAL MORTGAGE-BACKED SECURITIES: 17.6%
750,000	(1)	Alen 2021-ACEN B Mortgage Trust, 1.756%, (US0001M + 1.650%), 04/15/2038	751,940	0.2
350,000	(1)	Austin Fairmont Hotel Trust 2019-FAIR C, 1.556%, (US0001M + 1.450%), 09/15/2032	348,795	0.1
830,000	(1)	BFLD 2019-DPLO A, 1.196%, (US0001M + 1.090%), 10/15/2034	830,571	0.2
922,000	(1)	BX Trust 2021-LBA EJV, 2.106%, (US0001M + 2.000%), 02/15/2036	925,369	0.2
922,000	(1)	BX Trust 2021-LBA EV, 2.106%, (US0001M + 2.000%), 02/15/2036	924,271	0.2
200,000	(2)	Citigroup Commercial Mortgage Trust 2013-GC17 C, 5.110%, 11/10/2046	205,172	0.1
971,000	(1),(2)	Citigroup Commercial Mortgage Trust 2014-GC19, 5.093%, 03/10/2047	1,026,377	0.3
272,015		Citigroup Commercial Mortgage Trust 2015-GC27 AAB, 2.944%, 02/10/2048	281,878	0.1
392,597		Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD3 AM, 5.648%, 10/15/2048	403,931	0.1
710,000	(1)	CLNY Trust 2019-IKPR A, 1.235%, (US0001M + 1.227%), 11/15/2038	710,654	0.2
360,000	(1)	COMM 2012-CR2 A3 Mortgage Trust, 2.841%, 08/15/2045	366,188	0.1

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

725,000		COMM 2012-CR5 A4 Mortgage Trust, 2.771%, 12/10/2045	746,811	0.2
81,162		COMM 2012-LC4 A4, 3.288%, 12/10/2044	81,981	0.0
1,084,113		COMM 2013-CCRE12 ASB Mortgage Trust, 3.623%, 10/10/2046	1,127,407	0.3
1,700,000		COMM 2013-CCRE6 A4 Mortgage Trust, 3.101%, 03/10/2046	1,751,274	0.4
1,663,000	(1),(2)	COMM 2013-CR10 D Mortgage Trust, 4.790%, 08/10/2046	1,667,447	0.4
955,000		COMM 2013-LC6 AM Mortgage Trust, 3.282%, 01/10/2046	992,404	0.3
1,705,000	(2)	COMM 2013-LC6 C Mortgage Trust, 4.242%, 01/10/2046	1,751,852	0.4
740,428		COMM 2014-LC17 ASB Mortgage Trust, 3.620%, 10/10/2047	776,884	0.2
822,374		COMM 2015-CR22 ASB Mortgage Trust, 3.144%, 03/10/2048	858,725	0.2
1,222,599		COMM 2015-CR26 ASB Mortgage Trust, 3.373%, 10/10/2048	1,293,413	0.3
1,190,000	(1)	Credit Suisse Mortgage Capital Certificates 2019-ICE4 B, 1.336%, (US0001M + 1.230%), 05/15/2036	1,192,178	0.3
256,000	(1)	CSWF 2018-TOP C, 1.556%, (US0001M + 1.450%), 08/15/2035	256,187	0.1
1,666,400	(1)	CSWF 2018-TOP D, 1.906%, (US0001M + 1.800%), 08/15/2035	1,667,204	0.4
1,490,000	(1),(2)	DBRR 2011-LC2 A4B Trust, 4.537%, 07/12/2044	1,491,100	0.4
1,130,000	(1),(2)	DBUBS 2011-LC2A B Mortgage Trust, 4.998%, 07/10/2044	1,131,419	0.3
730,000	(1),(2)	DBUBS 2011-LC2A D, 5.615%, 07/10/2044	721,204	0.2
62,048	(2)	Ginnie Mae 2011-53 B, 3.905%, 05/16/2051	63,788	0.0
74,125		Ginnie Mae 2014-54 AC, 2.874%, 02/16/2049	75,226	0.0
245,328		Ginnie Mae 2015-183 AC, 2.350%, 07/16/2056	250,243	0.1
46,241	(2)	Ginnie Mae 2015-21 AF, 2.138%, 07/16/2048	46,912	0.0
225,491		Ginnie Mae 2016-110 AB, 2.000%, 05/16/2049	229,576	0.1
63,161		Ginnie Mae 2016-86 AB, 2.500%, 09/16/2056	64,160	0.0
400,652		Ginnie Mae 2017-51 AB, 2.350%, 04/16/2057	410,122	0.1
131,354		Ginnie Mae 2017-69 AB, 2.350%, 05/16/2053	134,166	0.0
209,196		Ginnie Mae 2017-70 A, 2.500%, 10/16/2057	214,199	0.1
581,517		Ginnie Mae 2017-86 AB, 2.300%, 11/16/2051	595,354	0.2
492,164		Ginnie Mae 2017-89 A, 2.500%, 08/16/2057	504,732	0.1
1,000,000	(1)	Great Wolf Trust 2019-WOLF A, 1.140%, (US0001M + 1.034%), 12/15/2029	1,000,149	0.3
530,000	(1)	GS Mortgage Securities Corp. Trust 2017-GPTX B, 3.104%, 05/10/2034	515,957	0.1
1,420,000	(1)	GS Mortgage Securities Corp. Trust 2019-70P C, 1.606%, (US0001M + 1.500%), 10/15/2036	1,404,761	0.4
1,320,000	(1),(2)	GS Mortgage Securities Trust 2011-GC3 D, 5.398%, 03/10/2044	1,322,076	0.3
760,000	(1),(2)	GS Mortgage Securities Trust 2012-GC6 C, 5.652%, 01/10/2045	755,902	0.2
1,040,000	(2)	GS Mortgage Securities Trust 2012-GCJ7 C, 5.622%, 05/10/2045	1,079,224	0.3
1,330,000		GS Mortgage Securities Trust 2013-GCJ14 A5, 4.243%, 08/10/2046	1,429,969	0.4
420,000	(1)	GS Mortgage Securities Trust 2018-HART A, 1.196%, (US0001M + 1.090%), 10/15/2031	420,016	0.1
573,383		GS Mortgage Securities Trust 2020-GC45 A1, 2.019%, 02/13/2053	589,686	0.1
977,000	(1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2010-C2 C, 5.722%, 11/15/2043	946,102	0.2
2,710,000	(1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5 B, 5.425%, 08/15/2046	2,732,207	0.7
508,187		JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8 A3, 2.829%, 10/15/2045	521,220	0.1
2,700,000	(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10 B, 3.674%, 12/15/2047	2,789,827	0.7
680,000	(1)	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20 A4A2, 3.538%, 07/15/2047	703,970	0.2
4,526		JPMBB Commercial Mortgage Securities Trust 2 2014-C19 A2, 3.046%, 04/15/2047	4,522	0.0
1,820,000	(1),(2)	JPMBB Commercial Mortgage Securities Trust 2013-C15 D, 5.197%, 11/15/2045	1,799,347	0.5
1,630,000	(2)	JPMBB Commercial Mortgage Securities Trust 2013-C17 C, 4.889%, 01/15/2047	1,687,102	0.4
395,832		JPMBB Commercial Mortgage Securities Trust 2015-C32 ASB, 3.358%, 11/15/2048	418,538	0.1
400,000	(1)	MF1 2020-FL3 A Ltd., 2.156%, (US0001M + 2.050%), 07/15/2035	404,222	0.1

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

795,000		Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 A4, 3.176%, 08/15/2045	814,553	0.2
1,250,000	(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10 A4, 4.082%, 07/15/2046	1,320,794	0.3
950,000		Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 A4, 2.918%, 02/15/2046	982,820	0.2
1,250,000		Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 A4 A4, 3.134%, 12/15/2048	1,297,799	0.3
418,701		Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 ASB, 3.326%, 12/15/2047	438,909	0.1
1,574,819	(1)	Morgan Stanley Capital I Trust 2011-C1 G, 4.193%, 09/15/2047	1,548,048	0.4
960,000		Morgan Stanley Capital I Trust 2017-H1 A2, 3.089%, 06/15/2050	1,003,445	0.3
1,220,000		Morgan Stanley Capital I Trust 2019-H6 A2, 3.228%, 06/15/2052	1,280,934	0.3
1,929,947	(1)	Ready Capital Mortgage Financing 2020-FL4 A LLC, 2.259%, (US0001M + 2.150%), 02/25/2035	1,936,349	0.5
290,000		UBS Commercial Mortgage Trust 2018-C8 A2, 3.713%, 02/15/2051	302,651	0.1
1,930,000	(1)	UBS-Barclays Commercial Mortgage Trust 2012-C4 AS, 3.317%, 12/10/2045	1,996,792	0.5
1,890,000	(1),(2)	UBS-Barclays Commercial Mortgage Trust 2012-C4 B, 3.718%, 12/10/2045	1,948,183	0.5
716,537	(1)	West Town Mall Trust 2017-KNOX A, 3.823%, 07/05/2030	719,383	0.2
1,414,914		WFRBS Commercial Mortgage Trust 2011-C5 A4, 3.667%, 11/15/2044	1,424,901	0.4
840,000	(1),(2)	WFRBS Commercial Mortgage Trust 2011-C5 B, 5.673%, 11/15/2044	851,956	0.2
1,720,000	(2)	WFRBS Commercial Mortgage Trust 2013-C14 C, 3.973%, 06/15/2046	1,701,584	0.4
360,000	(2)	WFRBS Commercial Mortgage Trust 2013-C18 A5, 4.162%, 12/15/2046	390,494	0.1
2,000,000	(2)	WFRBS Commercial Mortgage Trust 2014-C21 C, 4.234%, 08/15/2047	2,088,969	0.5

	Total Commercial Mortgage-Backed Securities
	(Cost $70,028,066)		69,444,475	17.6

ASSET-BACKED SECURITIES: 17.1%
		Automobile Asset-Backed Securities: 6.2%
600,000		Ally Auto Receivables Trust 2018-3 A4, 3.120%, 07/17/2023	611,149	0.2
200,000		Ally Auto Receivables Trust 2019-1 A4, 3.020%, 04/15/2024	207,208	0.1
750,000		Americredit Automobile Receivables Trust 2019-1 B, 3.130%, 02/18/2025	771,659	0.2
600,000		AmeriCredit Automobile Receivables Trust 2019-3 B, 2.130%, 07/18/2025	614,951	0.2
1,800,000		AmeriCredit Automobile Receivables Trust 2020-1 A3, 1.110%, 08/19/2024	1,814,544	0.5
900,000		AmeriCredit Automobile Receivables Trust 2020-1 C, 1.590%, 10/20/2025	915,443	0.2
1,350,000		AmeriCredit Automobile Receivables Trust 2020-2 B, 0.970%, 02/18/2026	1,362,897	0.3
950,000		BMW Vehicle Owner Trust 2020-A A3, 0.480%, 10/25/2024	952,331	0.2
400,000		Capital One Prime Auto Receivables Trust 2019-1 A4, 2.560%, 10/15/2024	413,717	0.1
800,000		Capital One Prime Auto Receivables Trust 2020-1 A4, 1.630%, 08/15/2025	818,127	0.2
150,000		Carmax Auto Owner Trust 2019-3 A4, 2.300%, 04/15/2025	156,249	0.0
800,000		Carmax Auto Owner Trust 2019-4 A4, 2.130%, 07/15/2025	830,810	0.2
800,000		Carmax Auto Owner Trust 2021-1 A3, 0.340%, 12/15/2025	798,301	0.2
750,000		Drive Auto Receivables Trust 2020-2 A3, 0.830%, 05/15/2024	752,777	0.2
400,000		Ford Credit Auto Owner Trust 2021-A A4, 0.490%, 09/15/2026	396,841	0.1
450,000		GM Financial Automobile Leasing Trust 2019-4 A4, 1.760%, 01/16/2025	462,101	0.1
1,050,000		GM Financial Automobile Leasing Trust 2020-1 A4, 1.700%, 12/20/2023	1,066,712	0.3
400,000		GM Financial Automobile Leasing Trust 2020-2 A3, 0.800%, 07/20/2023	402,391	0.1
462,057		GM Financial Consumer Automobile Receivables Trust 2019-3 A3, 2.180%, 04/16/2024	468,104	0.1
650,000		Honda Auto Receivables 2018-4 A4 Owner Trust, 3.300%, 07/15/2025	670,758	0.2
550,000		Honda Auto Receivables 2019-3 A3 Owner Trust, 1.780%, 08/15/2023	556,935	0.1
900,000		Honda Auto Receivables 2020-2 A3 Owner Trust, 0.820%, 07/15/2024	906,280	0.2
684,211		Honda Auto Receivables 2021-1 A3 Owner Trust, 0.270%, 04/21/2025	683,394	0.2
250,000	(1)	Hyundai Auto Lease Securitization Trust 2019-B A4, 2.030%, 06/15/2023	253,143	0.1

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

450,000		Mercedes-Benz Auto Receivables Trust 2018-1 A4, 3.150%, 10/15/2024	463,078	0.1
500,000		Nissan Auto Receivables 2018-C A4 Owner Trust, 3.270%, 06/16/2025	520,877	0.1
690,381		Santander Drive Auto Receivables Trust 2019-2 B, 2.790%, 01/16/2024	694,130	0.2
1,800,000		Santander Drive Auto Receivables Trust 2020-2 B, 0.960%, 11/15/2024	1,811,420	0.5
1,250,000		Santander Drive Auto Receivables Trust 2020-3 B, 0.690%, 03/17/2025	1,254,471	0.3
500,000	(1)	Santander Retail Auto Lease Trust 2019-B A4, 2.380%, 08/21/2023	510,334	0.1
1,300,000	(1)	Santander Retail Auto Lease Trust 2019-C A4, 1.930%, 11/20/2023	1,325,463	0.3
197,973	(1)	Tesla Auto Lease Trust 2018-B A, 3.710%, 08/20/2021	198,411	0.1
950,000		Toyota Auto Receivables 2019-C A4 Owner Trust, 1.880%, 11/15/2024	976,865	0.2
			24,641,871	6.2

		Home Equity Asset-Backed Securities: 0.0%
7,812		Chase Funding Loan Acquisition Trust Series 2003-C2 1A, 4.750%, 04/25/2021	7,760	0.0

		Other Asset-Backed Securities: 10.4%
850,000	(1)	Aimco CLO 11 Ltd. 2020-11A A1, 1.605%, (US0003M + 1.380%), 10/15/2031	851,532	0.2
500,000	(1)	Allegany Park CLO Ltd. 2019-1A A, 1.554%, (US0003M + 1.330%), 01/20/2033	500,771	0.1
840,000	(1)	Apidos Clo XXV 2016-25A A1R, 1.394%, (US0003M + 1.170%), 10/20/2031	840,040	0.2
560,000	(1)	Arbor Realty Commercial Real Estate Notes 2019-FL2 A Ltd., 1.306%, (US0001M + 1.200%), 06/15/2034	560,170	0.1
700,000	(1)	ARES XLVI CLO Ltd. 2017-46A A2, 1.471%, (US0003M + 1.230%), 01/15/2030	698,683	0.2
250,000	(1)	Babson CLO Ltd. 2017-1A A2, 1.573%, (US0003M + 1.350%), 07/18/2029	250,006	0.1
250,000	(1)	Bain Capital Credit CLO 2017-1A A2, 1.574%, (US0003M + 1.350%), 07/20/2030	250,013	0.1
1,000,000	(1)	Barings CLO Ltd. 2020-1A A1, 1.641%, (US0003M + 1.400%), 10/15/2032	1,001,639	0.3
1,000,000	(1)	Benefit Street Partners CLO XIX Ltd. 2019-19A A, 1.591%, (US0003M + 1.350%), 01/15/2033	1,002,018	0.3
250,000	(1)	Carbone CLO Ltd. 2017-1A A1, 1.363%, (US0003M + 1.140%), 01/20/2031	250,059	0.1
492,818	(1)	Carlyle Global Market Strategies CLO 2014-2RA A1 Ltd., 1.244%, (US0003M + 1.050%), 05/15/2031	492,642	0.1
800,000	(1)	Carlyle US Clo 2017-2A CR Ltd., 1.594%, (US0003M + 1.400%), 07/20/2031	800,000	0.2
620,000	(1)	Cedar Funding VIII Clo Ltd. 2017-8A A1, 1.473%, (US0003M + 1.250%), 10/17/2030	620,031	0.2
750,000	(1)	CIFC Funding 2013-2A A1LR, 1.436%, (US0003M + 1.210%), 10/18/2030	750,153	0.2
600,000	(1)	CIFC Funding 2017-4 A1, 1.468%, (US0003M + 1.250%), 10/24/2030	600,041	0.1
1,000,000	(1)	CIFC Funding 2018-1A A Ltd., 1.223%, (US0003M + 1.000%), 04/18/2031	1,000,051	0.3
600,000	(1)	CIFC Funding 2018-4A A1 Ltd., 1.373%, (US0003M + 1.150%), 10/17/2031	600,017	0.1
900,000	(1)	CIFC Funding 2020-2A A1 Ltd., 1.874%, (US0003M + 1.650%), 08/24/2032	902,976	0.2
600,000	(1)	Clear Creek CLO Ltd. 2015-1A AR, 1.424%, (US0003M + 1.200%), 10/20/2030	600,122	0.1
400,000		CNH Equipment Trust 2017-B A4, 2.170%, 04/17/2023	401,311	0.1
250,000	(1)	Deer Creek Clo Ltd. 2017-1A A, 1.404%, (US0003M + 1.180%), 10/20/2030	250,040	0.1
680,000	(1)	Dewolf Park Clo Ltd. 2017-1A A, 1.451%, (US0003M + 1.210%), 10/15/2030	680,010	0.2
250,000	(1)	Dryden 55 CLO Ltd. 2018-55A A1, 1.261%, (US0003M + 1.020%), 04/15/2031	249,747	0.1
1,000,000	(1)	Dryden 78 CLO Ltd. 2020-78A A, 1.403%, (US0003M + 1.180%), 04/17/2033	1,000,419	0.3
1,120,000	(1)	Dryden Senior Loan Fund 2017-47A A2, 1.591%, (US0003M + 1.350%), 04/15/2028	1,120,058	0.3
480,000	(1)	Dryden XXVIII Senior Loan Fund 2013-28A A1LR, 1.394%, (US0003M + 1.200%), 08/15/2030	480,124	0.1
300,000	(1)	Eaton Vance Clo 2015-1A A2R Ltd., 1.474%, (US0003M + 1.250%), 01/20/2030	299,716	0.1
700,000	(1)	Elevation CLO 2014-2A A1R Ltd., 1.471%, (US0003M + 1.230%), 10/15/2029	700,034	0.2
500,000	(1)	Galaxy XV CLO Ltd. 2013-15A AR, 1.441%, (US0003M + 1.200%), 10/15/2030	500,049	0.1

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

300,000	(1)	Goldentree Loan Management US Clo 2 Ltd. 2017-2A A, 1.374%, (US0003M + 1.150%), 11/28/2030	300,033	0.1
165,737	(1)	Grand Avenue CRE 2020-FL2 A Ltd., 2.556%, (US0001M + 2.450%), 03/15/2035	166,978	0.0
391,021	(1)	JGWPT XXXIII LLC 2014-3A A, 3.500%, 06/15/2077	414,913	0.1
1,300,000	(1)	Kayne CLO 6 Ltd. 2019-6A A1, 1.604%, (US0003M + 1.380%), 01/20/2033	1,302,747	0.3
1,000,000	(1)	Kayne CLO 7 Ltd. 2020-7A A1, 1.423%, (US0003M + 1.200%), 04/17/2033	1,000,630	0.3
600,000	(1)	LCM 26A A2 Ltd., 1.474%, (US0003M + 1.250%), 01/20/2031	599,188	0.1
250,000	(1)	LCM XXIV Ltd. 24A AR, 1.174%, (US0003M + 0.980%), 03/20/2030	250,002	0.1
480,000	(1)	LoanCore 2019-CRE2 A Issuer Ltd., 1.236%, (US0001M + 1.130%), 05/09/2036	480,000	0.1
700,000	(1)	Madison Park Funding XXXV Ltd. 2019-35A A2A, 1.874%, (US0003M + 1.650%), 04/20/2031	700,000	0.2
500,000	(1)	Magnetite CLO Ltd. 2020-26A A, 1.991%, (US0003M + 1.750%), 07/15/2030	500,967	0.1
700,000	(1)	Magnetite XXII Ltd. 2019-22A A2, 1.891%, (US0003M + 1.650%), 04/15/2031	700,120	0.2
1,500,000	(1)	Magnetite XXVII Ltd. 2020-27A A1, 1.774%, (US0003M + 1.550%), 07/20/2033	1,502,439	0.4
720,000	(1)	Marble Point CLO XIV Ltd. 2018-2A A1R, 1.504%, (US0003M + 1.280%), 01/20/2032	720,399	0.2
800,000	(1)	Marlette Funding Trust 2020-1A B, 2.380%, 03/15/2030	810,983	0.2
1,450,000	(1)	Octagon Investment Partners 30 Ltd. 2017-1A A1R, 1.224%, (US0003M + 1.000%), 03/17/2030	1,450,015	0.4
400,000	(1)	Octagon Investment Partners 33 Ltd. 2017-1A A1, 1.414%, (US0003M + 1.190%), 01/20/2031	400,001	0.1
1,000,000	(1)	Octagon Investment Partners 48 Ltd. 2020-3A A, 1.732%, (US0003M + 1.500%), 10/20/2031	1,002,068	0.3
500,000	(1)	Octagon Investment Partners Ltd. 2017-1A A2, 1.591%, (US0003M + 1.350%), 07/15/2029	500,017	0.1
400,000	(1)	Octagon Investment Partners XV Ltd. 2013-1A A2R, 1.573%, (US0003M + 1.350%), 07/19/2030	400,009	0.1
1,100,000	(1)	Octagon Investment Partners 32 Ltd. 2017-1A A2R, 1.394%, (US0003M + 1.200%), 07/15/2029	1,100,000	0.3
500,000	(1)	Palmer Square CLO 2013-2A AARR Ltd., 1.423%, (US0003M + 1.200%), 10/17/2031	500,025	0.1
975,000	(1)	Palmer Square CLO 2015-2A A1R2 Ltd., 1.324%, (US0003M + 1.100%), 07/20/2030	973,862	0.2
900,000	(1)	Palmer Square CLO 2020-2A A1A Ltd., 1.941%, (US0003M + 1.700%), 07/15/2031	901,661	0.2
116,152	(1)	SoFi Consumer Loan Program 2019-2 A Trust, 3.010%, 04/25/2028	117,138	0.0
125,588	(1)	SoFi Consumer Loan Program 2019-3 A Trust, 2.900%, 05/25/2028	126,615	0.0
568,262	(1)	SoFi Consumer Loan Program 2020-1 A Trust, 2.020%, 01/25/2029	573,857	0.1
800,000	(1)	SoFi Consumer Loan Program 2020-1 B Trust, 2.250%, 01/25/2029	814,770	0.2
400,000	(1)	TCI-Flatiron Clo 2017-1A A Ltd., 1.392%, (US0003M + 1.200%), 11/18/2030	400,020	0.1
500,000	(1)	TCI-Symphony CLO 2017-1A A Ltd., 1.471%, (US0003M + 1.230%), 07/15/2030	500,020	0.1
581,909	(1)	THL Credit Wind River 2013-2A AR CLO Ltd., 1.453%, (US0003M + 1.230%), 10/18/2030	581,907	0.1
850,000	(1)	THL Credit Wind River 2018-2 A A2Clo Ltd., 1.691%, (US0003M + 1.450%), 07/15/2030	850,043	0.2
850,000	(1)	THL Credit Wind River 2019-2A A2 Clo Ltd., 1.891%, (US0003M + 1.650%), 01/15/2033	853,088	0.2
800,000	(1)	Trafigura Securitisation Finance PLC 2018-1A A2, 3.730%, 03/15/2022	811,126	0.2
250,000	(1)	Venture 34 CLO Ltd. 2018-34A A, 1.471%, (US0003M + 1.230%), 10/15/2031	250,009	0.1
307,126		Verizon Owner Trust 2018-A A1A, 3.230%, 04/20/2023	310,154	0.1
			41,118,276	10.4

		Student Loan Asset-Backed Securities: 0.5%
758,262	(1)	Navient Private Education Refi Loan Trust 2019-FA A2, 2.600%, 08/15/2068	781,342	0.2
845,640	(1)	Navient Private Education Refi Loan Trust 2020-GA A, 1.170%, 09/16/2069	849,307	0.2

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

386,955	(1) Navient Private Education Refi Loan Trust 2021-A A, 0.840%, 05/15/2069	386,085	0.1
		2,016,734	0.5

	Total Asset-Backed Securities
	(Cost $67,239,208)	67,784,641	17.1

U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.0%
	Federal Home Loan Mortgage Corporation: 0.0%(4)
1	2.000%, (H15T1Y + 1.997%),07/01/2024	1	0.0

	Uniform Mortgage-Backed Securities: 0.0%
10,560	6.500%,10/01/2022	11,857	0.0
21,022	6.500%,10/01/2032	24,229	0.0
10,920	7.000%,10/01/2032	10,998	0.0
		47,084	0.0

	Total U.S. Government Agency Obligations
	(Cost $43,259)	47,085	0.0

	Total Long-Term Investments
	(Cost $384,547,504)	386,683,872	97.7

SHORT-TERM INVESTMENTS: 1.6%
	Repurchase Agreements: 0.1%
519,332	(5) Daiwa Capital Markets, Repurchase Agreement dated 03/31/21, 0.01%, due 04/01/21 (Repurchase Amount $519,332, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $529,719, due 05/04/21-04/01/51)
	(Cost $519,332)	519,332	0.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.5%
5,933,000	(6) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.010%
	(Cost $5,933,000)	5,933,000	1.5

	Total Short-Term Investments
	(Cost $6,452,332)	6,452,332	1.6

	Total Investments in Securities (Cost $390,999,836)	$ 393,136,204	99.3
	Assets in Excess of Other Liabilities	2,749,952	0.7
	Net Assets	$ 395,886,156	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of March 31, 2021.
(3)	Security, or a portion of the security, is on loan.
(4)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of March 31, 2021.

Reference Rate Abbreviations:
H15T1Y	U.S. Treasury 1-Year Constant Maturity
US0001M	1-month LIBOR
US0003M	3-month LIBOR

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2021
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$130,921,718	$–	$130,921,718
Collateralized Mortgage Obligations	–	22,721,737	–	22,721,737
Asset-Backed Securities	–	67,784,641	–	67,784,641
Commercial Mortgage-Backed Securities	–	69,444,475	–	69,444,475
U.S. Government Agency Obligations	–	47,085	–	47,085
U.S. Treasury Obligations	–	95,764,216	–	95,764,216
Short-Term Investments	5,933,000	519,332	–	6,452,332
Total Investments, at fair value	$5,933,000	$387,203,204	$–	$393,136,204
Other Financial Instruments+
Futures	337,831	–	–	337,831
Total Assets	$6,270,831	$387,203,204	$–	$393,474,035
Liabilities Table
Other Financial Instruments+
Futures	$(118,262)	$–	$–	$(118,262)
Total Liabilities	$(118,262)	$–	$–	$(118,262)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At March 31, 2021, the following futures contracts were outstanding for Voya Limited Maturity Bond Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	588	06/30/21	$129,787,218	$(118,262)
			$129,787,218	$(118,262)
Short Contracts:
U.S. Treasury 10-Year Note	(5)	06/21/21	(654,687)	16,982
U.S. Treasury 5-Year Note	(221)	06/30/21	(27,271,055)	320,849
			$(27,925,742)	$337,831

At March 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $391,023,404.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$3,728,040
Gross Unrealized Depreciation	(1,395,671)
Net Unrealized Appreciation	$2,332,369